Real Estate - Final Purchase Price Allocation (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 20, 2019	Dec. 31, 2018
Real Estate [Line Items]
Land	$ 451,696		$ 458,339		$ 350,470
In-place lease valuation (above market)	43,605		44,012		42,736
In-place lease valuation - (below) market	(68,334)		(67,622)		(55,147)
Lease income	234,900	$ 212,800	291,400
Right of use asset	$ 40,286		41,347	$ 16,300	$ 0
Properties Acquired Through Mergers
Real Estate [Line Items]
Land			135,875
Building and improvements			850,811
Tenant Improvements			62,928
Tenant origination and absorption costs			214,428
In-place lease valuation (above market)			3,627
In-place lease valuation - (below) market			(12,476)
Land Leasehold Value (Above Market)			0
Total			1,255,193
Lease income			66,004
McKesson II
Real Estate [Line Items]
Land			0
Building and improvements			25,446
Tenant Improvements			4,681
Tenant origination and absorption costs			11,513
In-place lease valuation (above market)			239
In-place lease valuation - (below) market			0
Land Leasehold Value (Above Market)			(3,072)
Total			38,807
Lease income			$ 958
McKesson II
Real Estate [Line Items]
Right of use asset				$ 16,300